UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:            |_|; Amendment Number: ___

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Timescape Global Capital Management, LLC

Address:    488 Madison Avenue
            Suite 1706
            New York, NY 10022

13F File Number: 028-13299

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nadir Khan
Title:      Managing Member
Phone:      (212) 339-5311

Signature, Place and Date of Signing:


/s/ Nadir Khan                   New York, NY                February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $5,240
                                            (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13300               Timescape Global Investments Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE

                                              Timescape Global Capital Management, LLC
                                                         December 31, 2009
COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6       COL 7          COLUMN 8

                                                          VALUE     SHS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL  DISCRETION      MGRS   SOLE    SHARED    NONE
--------------                --------------   ------     --------  -------  --- ----  ----------      ----   -----   ------    ----
LIZ CLAIBORNE INC             COM              539320101    821     145,748  SH        SHARED-DEFINED    1            145,748
LIZ CLAIBORNE INC             COM              539320101    168      29,852  SH             SOLE       NONE   29,852
MBIA INC                      COM              55262C100    982     246,734  SH        SHARED-DEFINED    1            246,734
MBIA INC                      COM              55262C100    201      50,536  SH             SOLE       NONE   50,536
MGIC INVT CORP WIS            COM              552848103  1,022     176,790  SH        SHARED-DEFINED    1            176,790
MGIC INVT CORP WIS            COM              552848103    209      36,210  SH             SOLE       NONE   36,210
PMI GROUP INC                 COM              69344M101    965     383,100  SH        SHARED-DEFINED    1            383,100
PMI GROUP INC                 COM              69344M101    198      78,466  SH             SOLE       NONE   78,466
VONAGE HLDGS CORP             COM              92886T201    560     399,811  SH        SHARED-DEFINED    1            399,811
VONAGE HLDGS CORP             COM              92886T201    115      81,889  SH             SOLE       NONE   81,889

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